Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2021	2020
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,759	15,138
Performance guarantees, acceptances and endorsements	7,987	5,794
Total contingent liabilities and financial guarantees[a]	23,746	20,932
Of which: Financial guarantees carried at fair value	231	229

Documentary credits and other short-term trade related transactions	1,584	1,086
Standby facilities, credit lines and other commitments	282,867	263,936
Total commitments	284,451	265,022
Of which: Loan commitments carried at fair value	18,571	9,248
a Barclays Bank Group has issued £1.7bn (2020: £2.6bn) of guarantees that have been provided to subsidiaries of Barclays PLC outside the Barclays Bank Group. These guarantees have not been reported in the prior periods and the comparatives have not been restated.